UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  DC  20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [X]; Amendment Number: 1
  This amendment (Check only one):  [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perkins Investment Management, LLC.
Address: 311 S. Wacker Dr. - Ste. 6000
         Chicago, IL  60606

Form 13F File Number: 28-10527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:   Ted Hans
Title:  Treasurer
Phone:  312-922-0355

Signature, Place, and Date of signing:

/s/ Ted Hans               Chicago, IL          1/17/13

Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.



      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			2

Form 13F Information Entry Total:               17

Form 13F Information Table Value Total:         425503
						     	 	(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.		Form 13F File Number		Name
1.			28-1343			Janus Capital Management, LLC.
2.			28-10528			PWMCO, LLC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP            COM              026874784     7145   217900 SH       DEFINED 1. 2.          217900
Aeropostale Inc                COM              007865108    11330   837405 SH       DEFINED 1. 2.          837405
ASSOC BANC-CORP                COM              045487105    16523  1254600 SH       DEFINED 1.            1254600
Brady Corp                     COM              104674106    27766   948300 SH       DEFINED 1.             948300
CIT GROUP INC                  COM              125581801    32627   828306 SH       DEFINED 1. 2.          828306
CLARCOR Inc                    COM              179895107    17508   392300 SH       DEFINED 1.             392300
Columbia Banking System In     COM              197236102    15626   842800 SH       DEFINED 1.             842800
D.R. HORTON INC                COM              23331A109    47030  2278562 SH       DEFINED 1. 2.         2278562
EMCOR Group Inc                COM              29084Q100     2037    71370 SH       DEFINED 1.              71370
II-VI Inc                      COM              902104108    11975   629600 SH       DEFINED 1.             629600
Johnson Controls Inc           COM              478366107   111666  4075385 SH       DEFINED 1. 2.         4075385
Lowe's Cos Inc                 COM              548661107     7947   262805 SH       DEFINED 1. 2.          262805
Och-Ziff Capital Managemen     COM              67551U105    21596  2235600 SH       DEFINED 1. 2.         2235600
PDC Energy Inc                 COM              69327R101    20866   659700 SH       DEFINED 1.             659700
Tiffany & Co                   COM              886547108    32299   521969 SH       DEFINED 1.             521969
Unum Group                     COM              91529Y106      198    10300 SH       DEFINED 1.              10300
Waddell & Reed Financial I     COM              930059100    41364  1262252 SH       DEFINED 1. 2.         1262252